Financial assets, liabilities and financial result (excluding Orange Bank) - TDIRA - General information (Details) - Perpetual bonds redeemable for shares [member] € / shares in Units, € in Millions	Dec. 31, 2017 EUR (€) instrument	Dec. 31, 2016 EUR (€) instrument	Dec. 31, 2015 EUR (€) instrument	Jan. 01, 2010	Feb. 24, 2003 EUR (€) € / shares
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,261	€ 1,261	€ 1,261		€ 14,100
Number of TDIRA outstanding | instrument	89,398	89,398	89,398
Number of shares issued on conversion of one bond	582.5561				300
Debt conversion price (in euros per share) | € / shares					€ 24.204
Liability component	€ 1,234	€ 1,212	€ 1,198
Equity component of notional amount	€ 303	€ 303	€ 303
Three months Euribor rate [member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate				2.50%